Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Monterey Capital Acquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001895249
Amendment Flag	true
Amendment Description	Amendment No. 1